INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2013
INVENTORIES [Abstract]
Schedule of Inventories
December 31,			September 30,
	2012	2011		2013
				(Unaudited)

Raw materials	$15,227	$21,452		$14,815
Work in process	145	-		191
Finished goods	19,630	26,832		16,882
Total inventories	$35,002	$48,284		$31,888